Material partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interest in subsidiaries

Name	Non-controlling interest holding			Country of incorporation and operation
	2017	2016	2015
Cerro Vanguardia S.A. (CVSA)	7.5%	7.5%	7.5%	Argentina
Société AngloGold Ashanti de Guinée S.A. (Siguiri)	15%	15%	15%	Republic of Guinea

Financial information of subsidiaries that have material non-controlling interests are provided below:

	US Dollars
Figures in millions	2017	2016	2015
Profit allocated to material non-controlling interest
CVSA	7	6	4
Siguiri	13	11	8
Accumulated balances of material non-controlling interests
CVSA	13	15	15
Siguiri	32	28	26

Summarised financial information of subsidiaries is as follows. The information is based on amounts including inter-company balances.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of profit or loss for 2017
Revenue	517	489
Profit (loss) for the year	96	88
Total comprehensive income (loss) for the year, net of tax	96	88
Attributable to non-controlling interests	7	13
Dividends paid to non-controlling interests	(9)	(10)

Statement of profit or loss for 2016
Revenue	472	367
Profit (loss) for the year	81	74
Total comprehensive income (loss) for the year, net of tax	81	74
Attributable to non-controlling interests	6	11
Dividends paid to non-controlling interests	(6)	(9)

Statement of profit or loss for 2015
Revenue	399	350
Profit (loss) for the year	57	50
Total comprehensive income (loss) for the year, net of tax	57	50
Attributable to non-controlling interests	4	8
Dividends paid to non-controlling interests	—	(4)

Summarised financial information of subsidiaries is as follows. The information is based on amounts before inter-company eliminations.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of financial position as at 31 December 2017
Non-current assets	193	206
Current assets	171	189
Non-current liabilities	(103)	(101)
Current liabilities	(84)	(82)
Total equity	177	212

Statement of financial position as at 31 December 2016
Non-current assets	241	174
Current assets	177	178
Non-current liabilities	(108)	(79)
Current liabilities	(107)	(85)
Total equity	203	188

Statement of financial position as at 31 December 2015
Non-current assets	245	151
Current assets	182	158
Non-current liabilities	(114)	(79)
Current liabilities	(109)	(55)
Total equity	204	175

Statement of cash flows for the year ended 31 December 2017
Cash inflow (outflow) from operating activities	189	152
Cash inflow (outflow) from investing activities	(55)	(82)
Cash inflow (outflow) from financing activities	(118)	(58)
Net increase (decrease) in cash and cash equivalents	16	12

Statement of cash flows for the year ended 31 December 2016
Cash inflow (outflow) from operating activities	110	120
Cash inflow (outflow) from investing activities	(57)	(59)
Cash inflow (outflow) from financing activities	(97)	(53)
Net increase (decrease) in cash and cash equivalents	(44)	8

Statement of cash flows for the year ended 31 December 2015
Cash inflow (outflow) from operating activities	98	76
Cash inflow (outflow) from investing activities	(60)	(29)
Cash inflow (outflow) from financing activities	3	(36)
Net increase (decrease) in cash and cash equivalents	41	11